Shareholder Report, Line Graph (Details) 192397_Amplify AI Powered Equity ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Oct. 17, 2017	Sep. 30, 2025
Amplify AI Powered Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Amplify AI Powered Equity ETF NAV
Accumulated Value	$ 17,324	$ 13,641	$ 13,091	$ 18,297	$ 13,654	$ 11,578	$ 11,853	$ 10,000	$ 20,732
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	$ 25,371	$ 18,607	$ 15,300	$ 18,100	$ 13,923	$ 12,091	$ 11,598	$ 10,000	$ 29,836